Financial Instruments and Concentration of Risks	12 Months Ended
Aug. 31, 2018
Financial Instruments And Concentration Of Risks
Financial Instruments and Concentration of Risks
13.	Financial Instruments and Concentration of Risks

Financial instruments are measured at fair value on initial recognition of the instrument. The types of risk exposure to the Company’s financial instruments and the ways in which such exposures are managed are as follows:

Credit Risk

Credit risk is primarily related to the Company’s receivables and cash and the risk of financial loss if a partner or counterparty to a financial instrument fails to meet its contractual obligations. At August 31, 2018, trade and other receivables amounts are $Nil (August 31, 2017: $Nil). At August 31, 2018, included in other receivables is HST due from the Government of Canada in the amount of $4,137 (August 31, 2017: $41,007).

Concentration risk exists in cash because cash balances are maintained with one financial institution. The risk is mitigated because the financial institution is an international bank and all amounts are due on demand.

The Company’s maximum exposure to credit risk is as follows:

	August 31, 2018 ($)	August 31, 2017 ($)
Cash	28,906	1,040
Balance	28,906	1,040

Liquidity Risk

The Company monitors its liquidity position regularly to assess whether it has the funds necessary to fulfill planned opportunities or that viable options are available to fund such opportunities from new equity issuances or alternative sources of financings. As a company without significant revenue, there are inherent liquidity risks, including the possibility that additional financing may not be available to the Company, or that such financing terms may not be acceptable to the Company.

The following table illustrates the contractual maturities of financial liabilities:

August 31, 2018	Payments Due by Period $
		Less than 1	1-3	4-5	After 5
	Total	year	years	years	years
Trade and other payables	703,306	703,306	—	—	—
Shareholder loans	79,910	79,910	—	—	—
Advances from related party	49,415	49,415	—	—	—
Total	832,361	832,361	—	—	—

August 31, 2017	Payments Due by Period $
		Less than 1	1-3	4-5	After 5
	Total	year	years	years	years
Trade and other payables	529,823	529,823	—	—	—
Total	529,823	529,823	—	—	—

Market Risk

Market risk represents the risk of loss that may impact the Company’s financial position, results of operations, or cash flows due to adverse changes in financial market prices, including interest rate risk, foreign currency exchange rate risk, and other relevant market or price risks. The Company does not use derivative instruments to mitigate this risk.

(i)	Currency Risk

The Company is exposed to the fluctuations in foreign exchange rates. The Company operates in Canada and a portion of its expenses are incurred in US dollars. A significant change in the currency exchange rates between the Canadian dollar relative to US dollar could have an effect on the Company’s financial instruments. The Company does not hedge its foreign currency exposure.

The following assets and liabilities are denominated in US dollars as at the year-end set out below:

	August 31, 2018 ($)	August 31, 2017 ($)
Cash	643	77
Prepaid expenses and deposits	—	—
Trade and other payables	(39,640)	(38,777)
Net liabilities denominated in US$	(38,997)	(38,700)
Net liabilities CDN dollar equivalent at period end (1)	(50,910)	(48,514)

(1) Translated at the exchange rate in effect at August 31, 2018 $1.3055 (August 31, 2017 $1.2536)

The following table shows the estimated sensitivity of the Company’s total loss for the periods set out from a change in the US dollar exchange rate in which the Company has exposure with all other variables held constant.

	August 31, 2018		August 31, 2017
	Increase	Decrease	Increase	Decrease
Percentage change	In total loss from a change in %		In total loss from a change in %
in US Dollar	in the US Exchange Rate ($)		in the US Exchange Rate ($)
5%	(3,323)	3,323	(3,041)	3,041
10%	(6,646)	6,646	(6,082)	6,082
15%	(9,969)	9,969	(9,123)	9,123

(ii)	Interest Rate Risk

Interest rate risk refers to the risk that the value of a financial instrument or cash flows associated with the instrument will fluctuate due to changes in market interest rates. The Company is not exposed to any significant interest rate risk.

(iii)	Fair Value of Financial Instruments

The Company’s financial instruments included on the consolidated statements of financial position are comprised of cash, trade and other payables, advances from related party and shareholder loans. The Company classifies the fair value of financial instruments measured at fair value according to the following hierarchy based on the amount of observable inputs used to value the instrument.

● Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

● Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1. Prices in Level 2 are either directly or indirectly observable as of the reporting date. Level 2 valuations are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace.

● Level 3 – Valuations in this level are those with inputs for the asset or liability that are not based on observable market data.

		August 31, 2018		August 31, 2017
Financial Instrument Classification	Level	Carrying Value ($)	Fair Value ($)	Carrying Value ($)	Fair Value ($)
Fair value through profit or loss:
Cash	1	28,906	28,906	1,040	1,040
Other financial liabilities:
Trade and other payables		703,306	703,306	529,823	529,823
Advance from related party		49,415	49,415	—	—
Shareholder loans		79,910	79,910	—	—

Cash is stated at fair value (Level 1 measurement). The carrying values of trade and other payables, advances from related party and shareholder loans approximate their fair value due to the short-term maturity of these financial instruments.

Capital Management

The Company’s objectives when managing capital are to ensure the Company will have sufficient financial capacity, liquidity and flexibility to fund its operations, growth and ongoing development opportunities. The Company’s capital requirements currently exceed its operational cash flow. As such, the Company is dependent upon future financings in order to maintain liquidity and will be required to issue equity or issue debt.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions, availability of capital and the risk characteristics of any underlying assets in order to meet current and upcoming obligations.

The board of directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management and favourable market conditions to sustain future development of the business. As at August 31, 2018 and 2017, the Company considered its capital structure to be comprised of shareholders’ deficiency.